Operating Profit - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Operating Profit [line items]
Net foreign exchange gains (losses)	£ (110.0)	£ 37.0	£ (81.0)
Major restructuring costs	1,532.0	1,105.0	809.0
Liquidation Or Disposal Of Overseas Subsidiary [member]
Disclosure of Operating Profit [line items]
Net foreign exchange gains (losses)	0.0	75.0	0.0
Subsidiaries [member]
Disclosure of Operating Profit [line items]
Another audit fee of the company's subsidiaries	£ 0.2	£ 0.8	£ 0.0